December 7, 2009
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Epiphany Funds, File Nos. 811-21962 and 333-138045

Ladies and Gentlemen:

On behalf of Epiphany Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 to add three (3) new series to the Trust and to conform the prospectus to the requirements of Form N-1A.

If you have any questions, please contact Marc Collins at (513) 352-6774.

Very truly yours,

Thompson Hine LLP